Company information	6 Months Ended
Jun. 30, 2022
Disclosure Of Information Related To The Company [Abstract]
Company information	COMPANY INFORMATION
Nanobiotix, a société anonyme, incorporated in 2003, with the Paris registry of trade and companies under number 447 521 600 and having its registered office at 60 rue de Wattignies, 75012, Paris (“Nanobiotix” or the “Company” and, with its subsidiaries, the “Group”), is a late-stage clinical biotechnology company pioneering disruptive, physics-based therapeutic approaches to revolutionize treatment outcomes for millions of patients; supported by people committed to making a difference for humanity. The Company is leveraging its proprietary nanoparticle platform, including its lead product candidate, radiotherapy-activated NBTXR3, to develop a pipeline of therapeutic options designed to enhance local and systemic control of solid tumors with an initial focus on the treatment of head and neck cancers.

In tandem with the Company's priority registrational program for NBTXR3 as a single agent activated by radiotherapy for the treatment of head and neck cancer, led by ongoing pivotal phase 3 study NANORAY-312, Nanobiotix is also prioritizing the development of NBTXR3 in combination with immune checkpoint inhibitors (ICIs) to: (i) overcome resistance to ICIs; (ii) provide better local and systemic disease control; and (iii) to meaningfully improve survival outcomes.

Through these two Company-led programs, Nanobiotix aims to address the global unmet needs of elderly and frail patients with locally advanced head and neck cancer who are ineligible for platinum-based chemotherapy--the current standard of care--along with adult patients with recurrent or metastatic head and neck cancers that are resistant to immune checkpoint inhibitors.

Parallel to Company-led development, Nanobiotix is working with world class collaborators to expand the evaluation of NBTXR3 across solid tumor indications and treatment combinations. To date, positive safety and feasibility data for NBTXR3 have been reported in head and neck cancer, liver cancer, rectal cancer, prostate cancer, and soft tissue sarcoma. Additionally, clinical evaluations are currently ongoing in pancreatic, esophageal and lung cancers. Moreover, NBTXR3 has been shown to be feasible and well tolerated as a single agent activated by radiotherapy, in combination with concurrent chemoradiation, in combination with immune checkpoint inhibitors, and in combination with cetuximab across multiple indications.

Consistent with the Company's strategic priorities, Nanobiotix expects to build a comprehensive treatment franchise across head and neck cancer indications where radiotherapy is a part of the treatment protocol. The Company believes this model can be replicated across any solid tumor indication that can be injected with NBTXR3.

The Company is listed on the Euronext regulated market in Paris (under the ticker symbol “NANO”; Code ISIN: FR0011341205, Bloomberg code: NANO:FP) and on the Nasdaq Global Select Market (under the ticker symbol “NBTX”).